Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of the Positions of the Derivative Financial Instruments Held by the Company

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of December 31, 2017, as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

	Statement of Financial Position
	Notional value				Fair value Asset Position (Liability)		Maturity
	12.31.2017		12.31.2016		12.31.2017	12.31.2016
Derivatives not designated for hedge accounting
Future contracts - total (*)		(15,561)		(1,866)	(98)	(8)

Long position/Crude oil and oil products		43,862		88,303	—	—	2018
Short position/Crude oil and oil products		(59,423)		(90,169)	—	—	2018
Options - total (*)		—		120	—	—

Call/Crude oil and oil products		—		—	—	—	2018
Put/Crude oil and oil products		—		120	—	—	2018
Forward contracts - total					—	0.3

Long position/Foreign currency forwards (BRL/USD)(**)	US$	55		—	0.3	—	2018
Short position/Foreign currency forwards (BRL/USD)(**)	US$	78	US$	15	(0.3)	0.3	2018
Swap					105	—

Foreign currency / Cross-currency Swap (**)		GBP 700		—	92	—	2026
Foreign currency / Cross-currency Swap (**)		GBP 600		—	13	—	2034
Derivatives designated for hedge accounting
Swap					—	(10)

Interest – Libor / Fixed rate (**)	US$	0	US$	371	—	(10)

Total recognized in the Statement of Financial Position					7	(17.7)

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$ and GBP are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments

	Gains/ (losses) recognized in the statement of income (*)			Gains/(losses) recognized in the Shareholders’ Equity (**)			Guarantees given as collateral
	2017	2016	2015	2017	2016	2015	12.31.2017	12.31.2016
Commodity derivatives	(144)	(48)	238	(9)	—	—	205	55
Foreign currency derivatives	89	(55)	27	1	7	9	(50)	—
Interest rate derivatives	(9)	(8)	(9)	6	4	1	—	—

	(64)	(111)	256	(2)	11	10	155	55
Cash flow hedge on exports (***)	(3,154)	(2,841)	(2,057)	2,611	13,620	(19,075)	—	—

Total	(3,218)	(2,952)	(1,801)	2,609	13,631	(19,065)	155	55

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 33.2.

Summary of Sensitivity Analysis of the Derivative Financial Instruments

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products -price changes	—	(240)	(479)
Forward contracts	Foreign currency - depreciation BRL x USD	(0.3)	5	11

		(0.3)	(235)	(468)

(*)	The probable scenario was computed based on the following risks: oil and oil products prices: fair value on December 31, 2017 / R$ x U.S. Dollar - a 1.8% appreciation of the Real. Source: Focus and Bloomberg.

Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications

			Maturity	Present value of hedging instrument notional value at 12.31.2017
Hedging Instrument	Hedged Transactions	Nature of the Risk	Date (US$ million)	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2018 to December 2027	58,400	193,189

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2016	61,763	201,293

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	21,129	68,252
Exports affecting the statement of income	(3,986)	(12,703)
Principal repayments / amortization	(20,506)	(65,726)
Foreign exchange variation	—	2,073

Amounts designated as of December 31, 2017	58,400	193,189

Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2017 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1, 2016	(30,739)	10,451	(20,288)

Recognized in shareholders’ equity	10,779	(3,665)	7,114
Reclassified to the statement of income - occurred exports	2,542	(864)	1,678
Reclassified to the statement of income - exports no longer expected or not occurred	299	(100)	199

Balance at December 31, 2016	(17,119)	5,822	(11,297)

Recognized in shareholders’ equity	(543)	185	(358)
Reclassified to the statement of income - occurred exports	3,151	(1,071)	2,080
Reclassified to the statement of income - exports no longer expected or not occurred	3	(1)	2

Balance at December 31, 2017	(14,508)	4,935	(9,573)

Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments

Financial Instruments	Exposure at 12.31.2017	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	3,783		(66)	946	1,891
Liabilities (**)	(63,455)	Dollar/Real	1,112	(15,864)	(31,728)
Cash flow hedge on exports	58,401		(1,024)	14,600	29,200

	(1,271)		22	(318)	(637)
Liabilities	(96)	Yen/Dollar	—	(24)	(48)

	(96)		—	(24)	(48)
Assets	3	Euro/Real	—	1	2
Liabilities	(26)		1	(7)	(13)

	(23)		1	(6)	(11)
Assets	6,308	Euro/Dollar	(51)	1,577	3,154
Liabilities	(10,592)		86	(2,648)	(5,296)

	(4,284)		35	(1,071)	(2,142)
Assets	2	Pound Sterling/Real	—	1	1
Liabilities	(23)		1	(6)	(11)

	(21)		1	(5)	(10)
Assets	3,209	Pound Sterling /Dollar	(50)	802	1,605
Liabilities	(4,816)		76	(1,204)	(2,408)
Derivative - cross currency swap	1,757		(28)	439	879

	150		(2)	37	76

Total	(5,545)		57	(1,387)	(2,772)

(*)	On December 31, 2017, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1.8% appreciation of the Real / Japanese Yen x U.S. Dollar - a 0.4% depreciation of the Japanese Yen/ Euro x U.S. Dollar: a 0.8% depreciation of the Euro / Pound Sterling x U.S. Dollar: a 1.6% depreciation of the Pound Sterling / Real x Euro - a 2.6% appreciation of the Real / Real x Pound Sterling - a 3.3% appreciation of the Real. Source: Focus and Bloomberg.
(**)	It includes the Class Action provision as set out note 30.4.

Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities

Credit quality of cash and cash equivalents, as well as marketable securities is based on external credit ratings provided by Standard & Poor’s, Moody’s and Fitch. The credit quality of those financial assets, that are neither past due nor have been impaired, are set out below:

	Cash and cash equivalents		Marketable securities (*)
	2017	2016	2017	2016
AAA	—	5,217	—	—
AA	752	7	609	—
A	14,864	11,372	—	—
BBB	801	42	—	—
BB	3,566	2,794	—	—
B	4	10	—	—
AAA.br	126	373	—	874
AA.br	818	1,369	—	—
A.br	1,239	—	—	—
BB.br	317	—	1,162	—
Other ratings	32	21	—	—

	22,519	21,205	1,771	874

(*)	It does not include São Martinho’s common shares described in note 7.

Summary of Maturity Schedule of the Company's Finance Debt

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2018	2019	2020	2021	2022	2023 and thereafter	Balance at December 31, 2017	Balance at December 31, 2016
Principal	5,524	6,570	9,849	12,927	18,183	57,477	110,530	119,734
Interest	6,055	5,845	5,398	4,782	4,000	34,647	60,728	58,406

Total	11,579	12,415	15,247	17,709	22,183	92,124	171,258	178,140

Summary of Information Concerning the Insurance Coverage Outstanding

The main information concerning the insurance coverage outstanding at December 31, 2017 is set out below:

Assets	Types of coverage	Amount insured
Facilities, equipment inventory and products inventory	Fire, operational risks and engineering risks	155,352
Tankers and auxiliary vessels	Hulls	3,525
Fixed platforms, floating production systems and offshore drilling units	Oil risks	34,240

Total		193,117

Foreign Exchange Losses [Member]
Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2017 is set out below:

	2018	2019	2020	2021	2022	2023	2024	2025 to 2027	Total
Expected realization	(5,063)	(3,487)	(2,812)	(2,401)	(2,730)	(1,455)	(311)	3,751	(14,508)